Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 60,859	¥ 78,020
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,747	838
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	11,553
Investment in operating leases, property under facility operations and office facilities	8,517	11,907
Land and buildings undeveloped or under construction		2,203
Equity securities	9,789	42,417
Equity method investments	43,128	5,140
Total	68,670	74,058
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations and office facilities	0	0
Land and buildings undeveloped or under construction		0
Equity securities	0	0
Equity method investments	31,291	0
Total	31,291	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,747	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations and office facilities	0	66
Land and buildings undeveloped or under construction		0
Equity securities	9,789	42,417
Equity method investments	0	0
Total	11,536	42,483
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	838
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	11,553
Investment in operating leases, property under facility operations and office facilities	8,517	11,841
Land and buildings undeveloped or under construction		2,203
Equity securities	0	0
Equity method investments	11,837	5,140
Total	¥ 25,843	¥ 31,575